Pay vs Performance Disclosure	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 01, 2025	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
We structure our compensation using a mix of short-term compensation, in the form of base salaries and annual cash incentive payments, and long-term compensation, in the form of equity-based awards, to meet our NEO compensation objectives of:
•	Attracting, motivating, developing, and retaining quality executives who will increase long-term stockholder value.
•	Rewarding exceptional performance and long-term commitment to EPAM.
•	Grant performance-based equity awards to align executive interests with long-term interests of EPAM stockholders.
Our Compensation Discussion and Analysis provides more information on our approach and methodology for making executive compensation decisions. As noted in the Compensation Discussion and Analysis, our compensation decisions are made using the value of equity-based awards measured as of the date the equity award was granted, which differs from the values in the table below which are calculated according to prescribed SEC rules. Particularly, the amounts listed in the tables and graphs below labeled as “Compensation Actually Paid” does not represent the value of cash and equity awards that we paid to our NEOs during any year, but rather is an amount calculated under SEC rules and includes, among other things, adjustments to values of unvested and vested equity awards based on year-end stock prices and various accounting valuation assumptions.

	Summary Compensation Table Total (1)		Compensation Actually Paid (1)(2)				Value of Initial Fixed $100 Investment Based On:
Year	PEO Balazs Fejes	PEO Arkadiy Dobkin	PEO Balazs Fejes	PEO Arkadiy Dobkin	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (3)	Total Shareholder Return (4)	Peer Group Total Shareholder Return (5)	Net Income (in thousands) (6)	Annual Revenue Growth (7)
2025	$5,244,588	$8,133,013	$4,629,411	$7,177,878	$3,112,359	$2,528,884	$57.17	$258.38	$377,678	15.4%
2024	N/A	$9,046,642	N/A	$2,256,961	$4,190,576	$1,339,977	$110.21	$299.72	$454,533	0.8%
2023	N/A	$7,545,130	N/A	$5,251,802	$4,026,838	$4,783,721	$140.15	$219.40	$417,083	(2.8%)
2022	N/A	$6,453,257	N/A	($ 13,933,984)	$2,888,776	($ 4,103,371)	$154.48	$139.00	$419,416	28.4%
2021	N/A	$5,930,172	N/A	$26,698,904	$2,618,780	$9,947,826	$315.07	$193.58	$481,652	41.3%

(1)
Mr. Fejes was appointed as EPAM’s President and Chief Executive Officer (i.e., PEO) effective September 1, 2025, succeeding Mr. Dobkin. As of December 31, 2025, EPAM’s Non-PEO NEOs were Messrs. Peterson, Dvorkin, Solomon, and Ms. Shekhter. For the years ending December 31, 2024, 2023, 2022, and 2021, EPAM’s Non-PEO NEOs were Messrs. Peterson, Fejes, Dvorkin, and Solomon.

(2)
The amounts reported for Mr. Fejes and Mr. Dobkin represent the amount of “compensation actually paid,” as computed in accordance with Item 402(v) of Regulation S-K. The adjustments in the table below were made to Mr. Fejes’s and Mr. Dobkin’s total compensation for 2025 to determine the compensation actually paid. No dividends or other earnings were paid on stock or stock option awards in any of the covered fiscal years and no equity awards were cancelled due to a failure to meet vesting conditions. Please refer to the section “Pay Versus Performance” in our proxy statement filed April 9, 2025 for a description of the adjustments for Mr. Dobkin’s compensation as PEO in 2024, 2023, 2022, and 2021.

Year
	2025	2025
	Balazs Fejes	Arkadiy Dobkin
SCT Total Compensation	$ 5,244,588	$ 8,133,013
Subtract equity award values in SCT	($ 3,721,288)	($ 6,192,284)
Add year-end value of unvested equity awards granted in the year	$ 4,390,066	$ 7,730,545
Change in value of unvested equity awards granted in prior years	($ 767,605)	($ 1,493,709)
Change in value of equity awards granted in prior years which vested in the year	($ 516,350)	($ 999,687)
Total	$ 4,629,411	$ 7,177,878

Stock option grant date fair values included in the SCT Total Compensation row are estimated using the Black-Scholes option valuation model as of grant date. For the purposes of calculating Compensation Actually Paid, we estimated the stock option fair values using the Black-Scholes option valuation model as of each applicable measurement date using the stock price as of the measurement date and updated assumptions (i.e., expected term, expected volatility, expected dividends, risk-free interest rate) as of the measurement date. Restricted stock unit grant date fair values are calculated as set forth in the footnotes to the Summary Compensation Table. For performance-based awards, fair values were calculated based on the target outcome of the performance conditions as of the relevant valuation date. With respect to the portion of performance stock unit awards for which performance achievements had not yet been established, we have assumed target performance. For the purposes of calculating Compensation Actually Paid, adjustments were made using the stock price as of the last trading day of each applicable year and as of each applicable measurement date.
(3)
The average Compensation Actually Paid to our NEOs that are not our CEO in each of 2021 through 2025, calculated as set forth in the table below and in accordance with SEC rules. No dividends or other earnings were paid on stock or option awards in any of the covered fiscal years and no equity awards were cancelled due to a failure to meet vesting conditions. The dollar amounts reflected in the Average Compensation Actually Paid to Non-PEO Named Executive Officers column of the table above do not reflect the actual amount of compensation earned by or paid to our NEOs during any of the applicable years. For information regarding the decisions made by our Compensation Committee about our NEO’s compensation for each fiscal year, please see the Compensation Discussion and Analysis section of this Proxy Statement and the proxy statements for each of the fiscal years covered in the table above.

	Year
	2021	2022	2023	2024	2025
SCT Total Compensation	$2,618,780	$2,888,776	$4,026,838	$4,190,576	$3,112,359
Subtract equity award values in SCT	($1,575,157)	($1,959,989)	($1,631,051)	($3,243,718)	($2,122,327)
Add year-end value of unvested equity awards granted in the year	$3,477,363	$2,675,178	$3,283,130	$1,917,026	$2,512,956
Change in value of unvested equity awards granted in prior years	$5,085,424	($4,009,358)	($467,560)	($1,354,543)	($597,509)
Change in value of equity awards granted in prior years which vested in the year	$341,416	($3,697,978)	($427,636)	($169,363)	($376,594)
Total	$ 9,947,826	($ 4,103,371)	$ 4,783,721	$ 1,339,977	$ 2,528,884

Stock option fair values and time-vested restricted stock unit fair values as of the applicable measurement date were calculated as set forth in footnote 2.
(4)	Represents EPAM’s cumulative total shareholder return (EPAM TSR).
(5)	Represents the cumulative TSR of the S&P 500 Information Technology Index (“S&P 500 IT Index”) for the years ending December 31, 2021 through 2025.
(6)	Reflects “Net Income” in our Consolidated Statements of Income included in our Annual Report on Form 10-K for each of the years ended December 31, 2021 through 2025.
(7)
The table below lists, in our assessment, the most important financial performance measures we use to link compensation of our NEOs for each year in the table above to EPAM’s performance. The following tabular list represents all of the financial and non-financial measures used to link compensation to performance.

Measure	Explanation
Annual Revenue Growth	Company-Selected Measure and a financial measure of revenue growth generated from year-to-year as a percentage increase over the immediately preceding year
Adjusted Income from Operations*
A non-GAAP financial measure that consists of income from operations that is then adjusted to eliminate the effect of certain expenses, costs, and impairments and is used to illustrate underlying trends in our business, establish budgets and operational goals, communicate internally and externally, and for managing our business and evaluating our performance

Adjusted Revenue Growth
Annual Revenue Growth as adjusted to exclude revenues from acquisitions and dispositions not included in the annual operating plan approved by the Board and applying foreign currency exchange rates utilized in the development of the approved annual operating plan

Adjusted Diluted Earnings Per Share*	A non-GAAP financial measure that consists of GAAP earnings per share that is then adjusted to exclude the effect of certain expenses, costs, and impairments and is used in evaluating our performance
Relative TSR	The TSR of the Company as compared to the TSR of the companies included in the S&P 500 IT Index, as determined on the grant date and stated as a percentile

*	Refer to “Appendix A: Reconciliation of Non-GAAP Financial Measures to Comparable GAAP Measures” for additional information.

Company Selected Measure Name			Annual Revenue Growth
Named Executive Officers, Footnote
(1)
Mr. Fejes was appointed as EPAM’s President and Chief Executive Officer (i.e., PEO) effective September 1, 2025, succeeding Mr. Dobkin. As of December 31, 2025, EPAM’s Non-PEO NEOs were Messrs. Peterson, Dvorkin, Solomon, and Ms. Shekhter. For the years ending December 31, 2024, 2023, 2022, and 2021, EPAM’s Non-PEO NEOs were Messrs. Peterson, Fejes, Dvorkin, and Solomon.

Peer Group Issuers, Footnote
(5)	Represents the cumulative TSR of the S&P 500 Information Technology Index (“S&P 500 IT Index”) for the years ending December 31, 2021 through 2025.

Adjustment To PEO Compensation, Footnote
(2)
The amounts reported for Mr. Fejes and Mr. Dobkin represent the amount of “compensation actually paid,” as computed in accordance with Item 402(v) of Regulation S-K. The adjustments in the table below were made to Mr. Fejes’s and Mr. Dobkin’s total compensation for 2025 to determine the compensation actually paid. No dividends or other earnings were paid on stock or stock option awards in any of the covered fiscal years and no equity awards were cancelled due to a failure to meet vesting conditions. Please refer to the section “Pay Versus Performance” in our proxy statement filed April 9, 2025 for a description of the adjustments for Mr. Dobkin’s compensation as PEO in 2024, 2023, 2022, and 2021.

Year
	2025	2025
	Balazs Fejes	Arkadiy Dobkin
SCT Total Compensation	$ 5,244,588	$ 8,133,013
Subtract equity award values in SCT	($ 3,721,288)	($ 6,192,284)
Add year-end value of unvested equity awards granted in the year	$ 4,390,066	$ 7,730,545
Change in value of unvested equity awards granted in prior years	($ 767,605)	($ 1,493,709)
Change in value of equity awards granted in prior years which vested in the year	($ 516,350)	($ 999,687)
Total	$ 4,629,411	$ 7,177,878

Stock option grant date fair values included in the SCT Total Compensation row are estimated using the Black-Scholes option valuation model as of grant date. For the purposes of calculating Compensation Actually Paid, we estimated the stock option fair values using the Black-Scholes option valuation model as of each applicable measurement date using the stock price as of the measurement date and updated assumptions (i.e., expected term, expected volatility, expected dividends, risk-free interest rate) as of the measurement date. Restricted stock unit grant date fair values are calculated as set forth in the footnotes to the Summary Compensation Table. For performance-based awards, fair values were calculated based on the target outcome of the performance conditions as of the relevant valuation date. With respect to the portion of performance stock unit awards for which performance achievements had not yet been established, we have assumed target performance. For the purposes of calculating Compensation Actually Paid, adjustments were made using the stock price as of the last trading day of each applicable year and as of each applicable measurement date.

Non-PEO NEO Average Total Compensation Amount			$ 3,112,359	$ 4,190,576	$ 4,026,838	$ 2,888,776	$ 2,618,780
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,528,884	1,339,977	4,783,721	(4,103,371)	9,947,826
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The average Compensation Actually Paid to our NEOs that are not our CEO in each of 2021 through 2025, calculated as set forth in the table below and in accordance with SEC rules. No dividends or other earnings were paid on stock or option awards in any of the covered fiscal years and no equity awards were cancelled due to a failure to meet vesting conditions. The dollar amounts reflected in the Average Compensation Actually Paid to Non-PEO Named Executive Officers column of the table above do not reflect the actual amount of compensation earned by or paid to our NEOs during any of the applicable years. For information regarding the decisions made by our Compensation Committee about our NEO’s compensation for each fiscal year, please see the Compensation Discussion and Analysis section of this Proxy Statement and the proxy statements for each of the fiscal years covered in the table above.

	Year
	2021	2022	2023	2024	2025
SCT Total Compensation	$2,618,780	$2,888,776	$4,026,838	$4,190,576	$3,112,359
Subtract equity award values in SCT	($1,575,157)	($1,959,989)	($1,631,051)	($3,243,718)	($2,122,327)
Add year-end value of unvested equity awards granted in the year	$3,477,363	$2,675,178	$3,283,130	$1,917,026	$2,512,956
Change in value of unvested equity awards granted in prior years	$5,085,424	($4,009,358)	($467,560)	($1,354,543)	($597,509)
Change in value of equity awards granted in prior years which vested in the year	$341,416	($3,697,978)	($427,636)	($169,363)	($376,594)
Total	$ 9,947,826	($ 4,103,371)	$ 4,783,721	$ 1,339,977	$ 2,528,884

Stock option fair values and time-vested restricted stock unit fair values as of the applicable measurement date were calculated as set forth in footnote 2.

Compensation Actually Paid vs. Total Shareholder Return
Below are graphs showing the relationship of Compensation Actually Paid to our CEO and average Compensation Actually Paid to our NEOs that are not the CEO in 2021, 2022, 2023, 2024, and 2025 to the EPAM TSR, S&P 500 IT Index TSR, EPAM’s net income, and EPAM’s annual revenue growth.

Compensation Actually Paid vs. Net Income
Below are graphs showing the relationship of Compensation Actually Paid to our CEO and average Compensation Actually Paid to our NEOs that are not the CEO in 2021, 2022, 2023, 2024, and 2025 to the EPAM TSR, S&P 500 IT Index TSR, EPAM’s net income, and EPAM’s annual revenue growth.

Compensation Actually Paid vs. Company Selected Measure
Below are graphs showing the relationship of Compensation Actually Paid to our CEO and average Compensation Actually Paid to our NEOs that are not the CEO in 2021, 2022, 2023, 2024, and 2025 to the EPAM TSR, S&P 500 IT Index TSR, EPAM’s net income, and EPAM’s annual revenue growth.

Total Shareholder Return Vs Peer Group
Below are graphs showing the relationship of Compensation Actually Paid to our CEO and average Compensation Actually Paid to our NEOs that are not the CEO in 2021, 2022, 2023, 2024, and 2025 to the EPAM TSR, S&P 500 IT Index TSR, EPAM’s net income, and EPAM’s annual revenue growth.

Tabular List, Table
(7)
The table below lists, in our assessment, the most important financial performance measures we use to link compensation of our NEOs for each year in the table above to EPAM’s performance. The following tabular list represents all of the financial and non-financial measures used to link compensation to performance.

Measure	Explanation
Annual Revenue Growth	Company-Selected Measure and a financial measure of revenue growth generated from year-to-year as a percentage increase over the immediately preceding year
Adjusted Income from Operations*
A non-GAAP financial measure that consists of income from operations that is then adjusted to eliminate the effect of certain expenses, costs, and impairments and is used to illustrate underlying trends in our business, establish budgets and operational goals, communicate internally and externally, and for managing our business and evaluating our performance

Adjusted Revenue Growth
Annual Revenue Growth as adjusted to exclude revenues from acquisitions and dispositions not included in the annual operating plan approved by the Board and applying foreign currency exchange rates utilized in the development of the approved annual operating plan

Adjusted Diluted Earnings Per Share*	A non-GAAP financial measure that consists of GAAP earnings per share that is then adjusted to exclude the effect of certain expenses, costs, and impairments and is used in evaluating our performance
Relative TSR	The TSR of the Company as compared to the TSR of the companies included in the S&P 500 IT Index, as determined on the grant date and stated as a percentile

*	Refer to “Appendix A: Reconciliation of Non-GAAP Financial Measures to Comparable GAAP Measures” for additional information.

Total Shareholder Return Amount			$ 57.17	110.21	140.15	154.48	315.07
Peer Group Total Shareholder Return Amount			258.38	299.72	219.4	139	193.58
Net Income (Loss)			$ 377,678,000	$ 454,533,000	$ 417,083,000	$ 419,416,000	$ 481,652,000
Company Selected Measure Amount			0.154	0.008	(0.028)	0.284	0.413
PEO Name	Mr. Fejes	Mr. Dobkin		Mr. Dobkin	Mr. Dobkin	Mr. Dobkin	Mr. Dobkin
Measure:: 1
Pay vs Performance Disclosure
Name			Annual Revenue Growth
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted Income from Operations
Non-GAAP Measure Description			A non-GAAP financial measure that consists of income from operations that is then adjusted to eliminate the effect of certain expenses, costs, and impairments and is used to illustrate underlying trends in our business, establish budgets and operational goals, communicate internally and externally, and for managing our business and evaluating our performance
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted Revenue Growth
Measure:: 4
Pay vs Performance Disclosure
Name			Adjusted Diluted Earnings Per Share
Non-GAAP Measure Description			A non-GAAP financial measure that consists of GAAP earnings per share that is then adjusted to exclude the effect of certain expenses, costs, and impairments and is used in evaluating our performance
Measure:: 5
Pay vs Performance Disclosure
Name			Relative TSR
Balasz Fejes [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 5,244,588
PEO Actually Paid Compensation Amount			4,629,411
Arkadiy Dobkin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			8,133,013	$ 9,046,642	$ 7,545,130	$ 6,453,257	$ 5,930,172
PEO Actually Paid Compensation Amount			7,177,878	2,256,961	5,251,802	(13,933,984)	26,698,904
PEO | Balasz Fejes [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,721,288)
PEO | Balasz Fejes [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,390,066
PEO | Balasz Fejes [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(767,605)
PEO | Balasz Fejes [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(516,350)
PEO | Arkadiy Dobkin [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,192,284)
PEO | Arkadiy Dobkin [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,730,545
PEO | Arkadiy Dobkin [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,493,709)
PEO | Arkadiy Dobkin [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(999,687)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,122,327)	(3,243,718)	(1,631,051)	(1,959,989)	(1,575,157)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,512,956	1,917,026	3,283,130	2,675,178	3,477,363
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(597,509)	(1,354,543)	(467,560)	(4,009,358)	5,085,424
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (376,594)	$ (169,363)	$ (427,636)	$ (3,697,978)	$ 341,416